Income Taxes (Details) - USD ($)	3 Months Ended		12 Months Ended
	Jan. 31, 2025	Jan. 31, 2024	Oct. 31, 2024	Oct. 31, 2023	Oct. 31, 2022
Income Taxes [Abstract]
Income tax expense
Federal and state net operating loss carrying forwards	$ 2,555,000		1,508,000
Increased valuation allowance			$ 522,000	$ 8,000